GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA
NOTE 15:-	GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

a.	Summary information about geographical areas:
The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). The total revenues are attributed to geographic areas based on the location of the Company’s channel partners which are considered as end customers, as well as direct customers of the Company.
The following table presents total revenues and property and equipment, net, by geographic area:
1. Revenues based on the channel partners’ location:

	Year ended December 31,
	2022	2021	2020

Americas	$991.1	$922.8	$929.8
Europe, Middle East and Africa	1,049.5	980.8	891.4
Asia Pacific	289.3	263.2	243.7

	$2,329.9	$2,166.8	$2,064.9

2. Property and equipment, net and ROU assets:

	December 31,
	2022	2021

Israel	$73.9	$74.4
U.S.	12.8	16.9
Rest of the world	16.8	14.1

	$103.5	$105.4

b.	Summary information about product lines:
The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2022, 2021 and 2020 by product lines:

	Year ended December 31,
	2022	2021	2020

Product and licenses:
Network security Gateways	$507.8	$480.5	$472.4
Other *)	47.1	33.4	41.2

	554.9	513.9	513.6
Security subscriptions	858.0	755.2	671.1
Software updates and maintenance	917.0	897.7	880.2

Total revenues	$2,329.9	$2,166.8	$2,064.9

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.

c.	Financial income, net:

	Year ended December 31,
	2022	2021	2020

Financial income:
Interest income	$67.6	$66.1	$78.2

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	18.5	21.0	9.4
Realized gain on sale of marketable securities, net	–	(1.4)	(4.5)
Foreign currency re-measurement (gain) loss	3.3	(0.2)	4.5
Others	1.8	4.6	2.2

	23.6	24.0	11.6

	$44.0	$42.1	$66.6